ACQUIRED INTANGIBLE ASSETS, NET - Amortization expense on intangible assets (Details) ¥ in Thousands	Sep. 30, 2022 CNY (¥)
ACQUIRED INTANGIBLE ASSETS, NET
2023	¥ 532
2024	520
2025	521
2026	521
2027	521
Thereafter	374
Total	¥ 2,989